Loans and Allowance for Credit Losses, 90 Days or More Past Due and Still Accruing (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	$ 17,810	$ 23,219
FHA Insured/VA Guaranteed [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	16,827	21,274
Student Loans guaranteed under FFELP [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	63	900
Total Consumer [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	873	902
Total, not government insured/guaranteed [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	920	1,045
Total, not government insured/guaranteed [Member] | Total Commercial [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	47	143
Total, not government insured/guaranteed [Member] | Commercial and Industrial Loans [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	31	11
Total, not government insured/guaranteed [Member] | Commercial Real Estate Mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	16	35
Total, not government insured/guaranteed [Member] | Commercial Real Estate Construction [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	0	97
Total, not government insured/guaranteed [Member] | Total Consumer [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	873	902
Total, not government insured/guaranteed [Member] | Real estate 1-4 family first mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	260	354
Total, not government insured/guaranteed [Member] | Real estate 1-4 family junior lien mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	83	86
Total, not government insured/guaranteed [Member] | Credit Card [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	364	321
Total, not government insured/guaranteed [Member] | Automobile [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	73	55
Total, not government insured/guaranteed [Member] | Other revolving credit and installment [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	$ 93	$ 86